Risk Management (Details 11) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial investments	R$ 3,699,694	R$ 2,426,752
Restricted cash	37,715	54,944
Trade receivables	5,470,564	5,233,932
Instrumentos financeiros derivativos	67,440
Water and Basic Sanitation National Agency ANA	1,993	2,673
Financial asset (indemnity)	17,601,626
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1,682,606	838,484
Financial investments	4,468,751	2,426,752
Restricted cash	37,715	54,944
Trade receivables	4,222,355	3,856,723
Instrumentos financeiros derivativos	67,440
Water and Basic Sanitation National Agency ANA	1,993	2,673
Financial asset (indemnity)	17,601,626
Other assets	230,900	196,065
Fair Values [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1,682,606	838,484
Financial investments	4,468,751	2,426,752
Restricted cash	37,715	54,944
Trade receivables	4,222,355	3,856,723
Instrumentos financeiros derivativos	67,440
Water and Basic Sanitation National Agency ANA	1,993	2,673
Financial asset (indemnity)	17,601,626
Other assets	R$ 230,900	R$ 196,065